Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Entity Central Index Key	0000088053
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000016574
Shareholder Report [Line Items]
Fund Name	DWS Latin America Equity Fund
Class Name	Class A
Trading Symbol	SLANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Latin America Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	1.45%

Gross expense ratio as of the latest prospectus: 1.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	-1.73%	2.92%	3.97%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	-7.38%	1.71%	3.35%
MSCI Emerging Markets Latin America Index	2.43%	0.10%	0.11%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 263,743,320
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 3,458,086
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	263,743,320
Number of Portfolio Holdings	70
Portfolio Turnover Rate (%)	101
Total Net Advisory Fees Paid ($)	3,458,086

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	25%
Industrials	13%
Consumer Staples	12%
Utilities	11%
Energy	9%
Materials	8%
Real Estate	6%
Consumer Discretionary	4%
Communication Services	4%
Health Care	2%
Information Technology	2%

Ten Largest Equity Holdings

Holdings	36.4% of Net Assets
Petroleo Brasileiro SA (Brazil)	6.1%
Banco Bradesco SA (Brazil)	4.4%
Credicorp Ltd. (Peru)	3.6%
Centrais Eletricas Brasileiras SA (Brazil)	3.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	3.4%
Rumo SA (Brazil)	3.3%
America Movil SAB de CV (Mexico)	3.1%
Grupo Financiero Banorte SAB de CV (Mexico)	3.0%
PRIO SA (Brazil)	3.0%
Itau Unibanco Holding SA (Brazil)	2.9%

Geographical Diversification

Country	% of Net Assets
Brazil	59%
Mexico	26%
Chile	5%
Peru	4%
Uruguay	1%
United States	1%
Argentina	0%

Material Fund Change [Text Block]
C000016577
Shareholder Report [Line Items]
Fund Name	DWS Latin America Equity Fund
Class Name	Class C
Trading Symbol	SLAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Latin America Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	2.19%

Gross expense ratio as of the latest prospectus: 2.37%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	2.19%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	-2.47%	2.15%	3.20%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	-3.42%	2.15%	3.20%
MSCI Emerging Markets Latin America Index	2.43%	0.10%	0.11%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 263,743,320
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 3,458,086
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	263,743,320
Number of Portfolio Holdings	70
Portfolio Turnover Rate (%)	101
Total Net Advisory Fees Paid ($)	3,458,086

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	25%
Industrials	13%
Consumer Staples	12%
Utilities	11%
Energy	9%
Materials	8%
Real Estate	6%
Consumer Discretionary	4%
Communication Services	4%
Health Care	2%
Information Technology	2%

Ten Largest Equity Holdings

Holdings	36.4% of Net Assets
Petroleo Brasileiro SA (Brazil)	6.1%
Banco Bradesco SA (Brazil)	4.4%
Credicorp Ltd. (Peru)	3.6%
Centrais Eletricas Brasileiras SA (Brazil)	3.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	3.4%
Rumo SA (Brazil)	3.3%
America Movil SAB de CV (Mexico)	3.1%
Grupo Financiero Banorte SAB de CV (Mexico)	3.0%
PRIO SA (Brazil)	3.0%
Itau Unibanco Holding SA (Brazil)	2.9%

Geographical Diversification

Country	% of Net Assets
Brazil	59%
Mexico	26%
Chile	5%
Peru	4%
Uruguay	1%
United States	1%
Argentina	0%

Material Fund Change [Text Block]
C000016579
Shareholder Report [Line Items]
Fund Name	DWS Latin America Equity Fund
Class Name	Class S
Trading Symbol	SLAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Latin America Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$119	1.20%

Gross expense ratio as of the latest prospectus: 1.32%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	-1.45%	3.18%	4.23%
MSCI Emerging Markets Latin America Index	2.43%	0.10%	0.11%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 263,743,320
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 3,458,086
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	263,743,320
Number of Portfolio Holdings	70
Portfolio Turnover Rate (%)	101
Total Net Advisory Fees Paid ($)	3,458,086

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	25%
Industrials	13%
Consumer Staples	12%
Utilities	11%
Energy	9%
Materials	8%
Real Estate	6%
Consumer Discretionary	4%
Communication Services	4%
Health Care	2%
Information Technology	2%

Ten Largest Equity Holdings

Holdings	36.4% of Net Assets
Petroleo Brasileiro SA (Brazil)	6.1%
Banco Bradesco SA (Brazil)	4.4%
Credicorp Ltd. (Peru)	3.6%
Centrais Eletricas Brasileiras SA (Brazil)	3.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	3.4%
Rumo SA (Brazil)	3.3%
America Movil SAB de CV (Mexico)	3.1%
Grupo Financiero Banorte SAB de CV (Mexico)	3.0%
PRIO SA (Brazil)	3.0%
Itau Unibanco Holding SA (Brazil)	2.9%

Geographical Diversification

Country	% of Net Assets
Brazil	59%
Mexico	26%
Chile	5%
Peru	4%
Uruguay	1%
United States	1%
Argentina	0%

Material Fund Change [Text Block]
C000152125
Shareholder Report [Line Items]
Fund Name	DWS Latin America Equity Fund
Class Name	Institutional Class
Trading Symbol	SLARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Latin America Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$119	1.20%

Gross expense ratio as of the latest prospectus: 1.33%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 2/2/15
Institutional Class No Sales Charge	-1.48%	3.17%	6.29%
MSCI Emerging Markets Latin America Index	2.43%	0.10%	2.26%

Performance Inception Date	Feb. 02, 2015
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 263,743,320
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 3,458,086
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	263,743,320
Number of Portfolio Holdings	70
Portfolio Turnover Rate (%)	101
Total Net Advisory Fees Paid ($)	3,458,086

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	25%
Industrials	13%
Consumer Staples	12%
Utilities	11%
Energy	9%
Materials	8%
Real Estate	6%
Consumer Discretionary	4%
Communication Services	4%
Health Care	2%
Information Technology	2%

Ten Largest Equity Holdings

Holdings	36.4% of Net Assets
Petroleo Brasileiro SA (Brazil)	6.1%
Banco Bradesco SA (Brazil)	4.4%
Credicorp Ltd. (Peru)	3.6%
Centrais Eletricas Brasileiras SA (Brazil)	3.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	3.4%
Rumo SA (Brazil)	3.3%
America Movil SAB de CV (Mexico)	3.1%
Grupo Financiero Banorte SAB de CV (Mexico)	3.0%
PRIO SA (Brazil)	3.0%
Itau Unibanco Holding SA (Brazil)	2.9%

Geographical Diversification

Country	% of Net Assets
Brazil	59%
Mexico	26%
Chile	5%
Peru	4%
Uruguay	1%
United States	1%
Argentina	0%

Material Fund Change [Text Block]